Taxes - Schedule of Table Reconciles the China Statutory Rates to the Company’s Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Effective Tax Rate [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(5.90%)	(8.20%)	(9.20%)
Permanent difference		(0.10%)	(25.10%)
Non-PRC entities not subject to PRC income tax	(2.70%)	(4.40%)	(2.20%)
Change in valuation allowance	(23.90%)	(64.40%)
Effective tax rate	(7.50%)	(52.10%)	(11.50%)